ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
As of December 31,
	2012	2013
	RMB	RMB	US$
Accrued expenses	154,393	168,906	27,901
Accrued payroll	38,821	48,350	7,987
Taxes payable	36,576	20,788	3,434
Deposits from delivery service providers and merchants in the marketplace program	62,563	96,120	15,878
Payables to merchants participating in the marketplace program	82,434	224,997	37,167
Sales refund payables	9,596	11,540	1,906
Payables for purchases of fixed assets	9,428	57,955	9,573
Other payables	20,965	21,757	3,594
	414,776	650,413	107,440